Income (Loss) Before Income Taxes (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Loss From Continuing Operations Before Income Taxes Minority Interest By Jurisdiction [Abstract]
Mainland China	¥ 28,449	$ 4,008	¥ 18,306	¥ 15,055
Non-Mainland China	(3,251)	(458)	(8,194)	(4,277)
Income before income taxes	¥ 25,198	$ 3,550	¥ 10,112	¥ 10,778